Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of bond repurchases

The Bank has performed the following bond repurchases during 2020:

Date	UF	Date	Ch$
01-02-2020	375.000	01-13-2020	50.000.000
01-14-2020	131.000	01-14-2020	9.820.000.000
01-21-2020	171.000	01-15-2020	400.000.000
01-21-2020	181.000	01-21-2020	330.000.000
01-24-2020	2.000	01-22-2020	11.430.000.000
02-17-2020	15,000
02-17-2020	2,000
02-18-2020	50,000
02-18-2020	4,000
02-20-2020	350,000
02-20-2020	115,000
02-21-2020	57,000
02-21-2020	24,000
02-24-2020	10,000
02-24-2020	250,000